May 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli ABC Fund (the "Fund")
                  File Nos. 33-54016 / 811-07326
                  ---------------------------------


Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses and the Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 22 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2009 (Accession Number: 0000935069-09-001127).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-7159.

                                                     Very truly yours,


                                                     /s/ DANIELLE A. WARREN
                                                     ----------------------
                                                     Danielle A. Warren
                                                     Regulatory Administration

cc:      B. Alpert
         A. Mullady
         R. Prins, Esq.
         D. James
         A. Lonergan